Fair Value (Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs) (Detail) - Fair Value, Measurements, Recurring [Member] - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		¥ 1,204,406	¥ 1,312,009
Total gains (losses) for the period included in earnings, Assets		26,675	(79,080)
Total gains (losses) for the period included in other comprehensive income, Assets		(10,693)	(50,829)
Purchases, Assets		667,588	278,259
Issues, Assets		(1,385)	(417)
Sales, Assets		(129,415)	(70,585)
Settlements, Assets		(372,510)	(283,327)
Transfers into Level 3, Assets	[1]	22,326	51,133
Transfers out of Level 3, Assets	[1]	(43,666)	(35,690)
Level 3 assets, Ending balance		1,363,326	1,121,473
Change in unrealized gains (losses) included in earnings for assets still held at period end		27,630	(66,431)
Level 3 liabilities, Beginning balance		28,432	(9,821)
Total gains (losses) for the period included in earnings, Liabilities		(24,919)	4,188
Total gains (losses) for the period included in other comprehensive income, Liabilities		(595)	5,993
Purchases, Liabilities
Issues, Liabilities		4,243	837
Sales, Liabilities
Settlements, Liabilities		(13,055)	(8,530)
Transfers into Level 3, Liabilities	[1]	1,888	6,791
Transfers out of Level 3, Liabilities	[1]	(15,407)	(15,678)
Level 3 liabilities, Ending balance		31,615	(36,582)
Change in unrealized gains (losses) included in earnings for liabilities still held at period end		(18,694)	6,001
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 liabilities, Beginning balance		28,432	(9,821)
Total gains (losses) for the period included in earnings, Liabilities	[2]	(24,919)	4,188
Total gains (losses) for the period included in other comprehensive income, Liabilities		(595)	5,993
Purchases, Liabilities
Issues, Liabilities		4,243	837
Sales, Liabilities
Settlements, Liabilities		(13,055)	(8,530)
Transfers into Level 3, Liabilities	[1]	1,888	6,791
Transfers out of Level 3, Liabilities	[1]	(15,407)	(15,678)
Level 3 liabilities, Ending balance		31,615	(36,582)
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	[2]	(18,694)	6,001
Trading Account Assets, Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	[3]	799,493	879,946
Total gains (losses) for the period included in earnings, Assets	[3],[4]	18,075	(86,056)
Purchases, Assets	[3]	522,384	136,497
Sales, Assets	[3]	(128,188)	(67,356)
Settlements, Assets	[3]	(240,479)	(118,887)
Transfers into Level 3, Assets	[1],[3]	20,416	48,105
Transfers out of Level 3, Assets	[1],[3]	(10,571)	(26,875)
Level 3 assets, Ending balance	[3]	981,130	765,374
Change in unrealized gains (losses) included in earnings for assets still held at period end	[3],[4]	18,905	(80,271)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total gains (losses) for the period included in earnings, Assets		(4)	(1,203)
Purchases, Assets		1,079
Transfers into Level 3, Assets	[1]		11,315
Level 3 assets, Ending balance		1,075	10,112
Change in unrealized gains (losses) included in earnings for assets still held at period end		(4)	(1,203)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance			2,467
Total gains (losses) for the period included in earnings, Assets			84
Sales, Assets			(2,551)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		1,836	57,470
Total gains (losses) for the period included in earnings, Assets		341	(5,793)
Purchases, Assets		37,112	16,168
Sales, Assets		(37,369)	(16,302)
Settlements, Assets		(47)	(50,611)
Transfers out of Level 3, Assets	[1]	(973)	(6)
Level 3 assets, Ending balance		900	926
Change in unrealized gains (losses) included in earnings for assets still held at period end		69	(132)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		25,521	98,236
Total gains (losses) for the period included in earnings, Assets		(1,979)	(5,524)
Purchases, Assets		3,170	2,063
Sales, Assets		(533)	(1,058)
Settlements, Assets		(3,347)	(55,571)
Transfers into Level 3, Assets	[1],[5]	20,317	36,790
Transfers out of Level 3, Assets	[1],[5]	(9,598)	(26,869)
Level 3 assets, Ending balance		33,551	48,067
Change in unrealized gains (losses) included in earnings for assets still held at period end		(1,957)	(5,098)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		47,914	23,540
Total gains (losses) for the period included in earnings, Assets		2,344	(9,188)
Purchases, Assets			38,086
Settlements, Assets		(4,044)	(3,956)
Level 3 assets, Ending balance		46,214	48,482
Change in unrealized gains (losses) included in earnings for assets still held at period end		2,306	(8,817)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		654,814	630,247
Total gains (losses) for the period included in earnings, Assets		16,454	(61,503)
Purchases, Assets		476,136	79,336
Sales, Assets		(88,454)	(47,445)
Settlements, Assets		(232,251)	(7,914)
Level 3 assets, Ending balance		826,699	592,721
Change in unrealized gains (losses) included in earnings for assets still held at period end		18,037	(61,717)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		35,552	35,944
Total gains (losses) for the period included in earnings, Assets		78	(3,807)
Level 3 assets, Ending balance		35,630	32,137
Change in unrealized gains (losses) included in earnings for assets still held at period end		79	(3,807)
Trading Account Assets, Trading Securities [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		33,856	32,042
Total gains (losses) for the period included in earnings, Assets		841	878
Purchases, Assets		4,887	844
Sales, Assets		(1,832)
Settlements, Assets		(790)	(835)
Transfers into Level 3, Assets	[1]	99
Level 3 assets, Ending balance		37,061	32,929
Change in unrealized gains (losses) included in earnings for assets still held at period end		375	503
Trading Account Assets, Trading Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		37,245	31,254
Total gains (losses) for the period included in earnings, Assets	[4]	7,470	6,608
Total gains (losses) for the period included in other comprehensive income, Assets		133	(911)
Purchases, Assets		568	544
Issues, Assets		(1,385)	(417)
Settlements, Assets		(13,829)	(7,722)
Transfers into Level 3, Assets	[1]	1,817	1,535
Transfers out of Level 3, Assets	[1]	(2,453)	(3,134)
Level 3 assets, Ending balance		29,566	27,757
Change in unrealized gains (losses) included in earnings for assets still held at period end	[4]	10,436	14,318
Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		28,551	38,213
Total gains (losses) for the period included in earnings, Assets		(303)	(496)
Total gains (losses) for the period included in other comprehensive income, Assets		(93)	(597)
Settlements, Assets		(6,231)	(4,428)
Transfers into Level 3, Assets	[1]	(3,399)	1,139
Transfers out of Level 3, Assets	[1]	402	(817)
Level 3 assets, Ending balance		18,927	33,014
Change in unrealized gains (losses) included in earnings for assets still held at period end		400	3,205
Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		14,858	1,235
Total gains (losses) for the period included in earnings, Assets		(5,533)	417
Total gains (losses) for the period included in other comprehensive income, Assets		115	105
Purchases, Assets		235	477
Issues, Assets		(228)	(10)
Settlements, Assets		189	(1,289)
Transfers into Level 3, Assets	[1]	5,216	396
Transfers out of Level 3, Assets	[1]	(3,461)	(2,354)
Level 3 assets, Ending balance		11,391	(1,023)
Change in unrealized gains (losses) included in earnings for assets still held at period end		(2,516)	1,231
Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		(6,312)	(7,915)
Total gains (losses) for the period included in earnings, Assets		13,082	7,279
Total gains (losses) for the period included in other comprehensive income, Assets		112	(384)
Purchases, Assets		332	56
Issues, Assets		(794)	(56)
Settlements, Assets		(7,887)	(2,125)
Transfers out of Level 3, Assets	[1]	606	37
Level 3 assets, Ending balance		(861)	(3,108)
Change in unrealized gains (losses) included in earnings for assets still held at period end		11,710	9,678
Trading Account Assets, Trading Derivatives [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		370	(345)
Total gains (losses) for the period included in earnings, Assets		261	(250)
Total gains (losses) for the period included in other comprehensive income, Assets		(1)	(18)
Purchases, Assets		1	11
Issues, Assets		(363)	(351)
Settlements, Assets		55	97
Level 3 assets, Ending balance		323	(856)
Change in unrealized gains (losses) included in earnings for assets still held at period end		880	415
Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		(222)	66
Total gains (losses) for the period included in earnings, Assets		(37)	(342)
Total gains (losses) for the period included in other comprehensive income, Assets			(17)
Settlements, Assets		45	23
Level 3 assets, Ending balance		(214)	(270)
Change in unrealized gains (losses) included in earnings for assets still held at period end		(38)	(211)
Investment Securities, Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		337,526	375,274
Total gains (losses) for the period included in earnings, Assets	[6]	2,053	(1,944)
Total gains (losses) for the period included in other comprehensive income, Assets		(10,705)	(49,778)
Purchases, Assets		139,993	138,693
Sales, Assets		(30)	(42)
Settlements, Assets		(118,202)	(156,705)
Transfers into Level 3, Assets	[1]	93	39
Transfers out of Level 3, Assets	[1]	(30,390)	(5,681)
Level 3 assets, Ending balance		320,338	299,856
Change in unrealized gains (losses) included in earnings for assets still held at period end	[6]	(69)	151
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		20,099	20,941
Total gains (losses) for the period included in other comprehensive income, Assets		(184)	(2,674)
Purchases, Assets		248	258
Settlements, Assets		(54)	(255)
Level 3 assets, Ending balance		20,109	18,270
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		36,932	23,595
Total gains (losses) for the period included in earnings, Assets		115	408
Total gains (losses) for the period included in other comprehensive income, Assets		(17)	(513)
Purchases, Assets		521	9,086
Sales, Assets		(30)	(42)
Settlements, Assets		(446)	(4,964)
Transfers into Level 3, Assets	[1],[5]	93	39
Transfers out of Level 3, Assets	[1],[5]	(30,390)	(5,681)
Level 3 assets, Ending balance		6,778	21,928
Change in unrealized gains (losses) included in earnings for assets still held at period end		(69)	151
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		15	15
Level 3 assets, Ending balance		15	15
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		2,971	3,764
Total gains (losses) for the period included in other comprehensive income, Assets		(49)	(400)
Settlements, Assets		(38)	(43)
Level 3 assets, Ending balance		2,884	3,321
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		116,919	158,281
Total gains (losses) for the period included in earnings, Assets		1,938	(2,352)
Total gains (losses) for the period included in other comprehensive income, Assets		(4,971)	(21,435)
Purchases, Assets		139,224	120,722
Settlements, Assets		(115,699)	(142,666)
Level 3 assets, Ending balance		137,411	112,550
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		160,590	168,678
Total gains (losses) for the period included in other comprehensive income, Assets		(5,484)	(24,756)
Purchases, Assets			8,627
Settlements, Assets		(1,965)	(8,777)
Level 3 assets, Ending balance		153,141	143,772
Investment Securities, Other Investment Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		26,292	24,689
Total gains (losses) for the period included in earnings, Assets	[2]	(648)	2,487
Purchases, Assets		1,366	2,077
Sales, Assets		(1,194)	(3,162)
Settlements, Assets			(13)
Transfers out of Level 3, Assets	[1]	(252)
Level 3 assets, Ending balance		25,564	26,078
Change in unrealized gains (losses) included in earnings for assets still held at period end	[2]	(1,280)	(301)
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		3,850	846
Total gains (losses) for the period included in earnings, Assets	[2]	(275)	(175)
Total gains (losses) for the period included in other comprehensive income, Assets		(121)	(140)
Purchases, Assets		3,277	448
Sales, Assets		(3)	(25)
Transfers into Level 3, Assets	[1]		1,454
Level 3 assets, Ending balance		6,728	2,408
Change in unrealized gains (losses) included in earnings for assets still held at period end	[2]	¥ (362)	¥ (328)

[1]	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period.
[2]	Included in Trading account profits-net.
[3]	Includes Trading securities measured under the fair value option.
[4]	Included in Trading account profits-net and in Foreign exchange losses-net.
[5]	Transfers into (out of) Level 3 for corporate bonds were mainly caused by the decrease (increase) in liquidity.
[6]	Included in Investment securities gains-net.